Statement of compliance (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of compliance
Amortization period	5 years
Subscription Revenue
Statement of compliance
Percentage of entity's revenue	85.00%	84.00%	83.00%